Financial instruments and risk management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [text block] [Abstract]
Other variables percentage	10.00%
Value of asset	$ 3,055,157	$ 450,804